Income Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Income Taxes [Abstract]
Composition of income tax expense (benefit)	The composition of income tax expense (benefit) is as follows:

	JPY (millions) For the Year Ended March 31
	2019	2020	2021
Current tax expenses	¥61,606	¥238,856	¥131,952
Deferred tax benefits	(69,074)	(343,900)	(141,888)
Total	¥(7,468)	¥(105,044)	¥(9,936)

Reconciliation of income tax provision (benefit) at domestic tax rate to statutory tax rate
The following is a reconciliation from income tax expenses (benefits) at Takeda's domestic (Japanese) statutory tax rate to Takeda's income tax expenses (benefits) reported for the year ended March 31:

	JPY (millions)
	2019	2020	2021
Profit (loss) before tax	¥127,612	¥(60,754)	¥366,235
Income tax expenses (benefits) at Takeda’s domestic (Japanese) statutory tax rate of 30.6%	39,024	(18,579)	111,995
Non-deductible expenses for tax purposes (1)	22,024	26,074	25,114
Changes in unrecognized deferred tax assets and deferred tax liabilities (2)	(58,388)	(126,071)	(137,032)
Tax credits (3)	(12,750)	(35,100)	(25,673)
Differences in applicable tax rates of overseas subsidiaries (4)	4,762	71,526	(258)
Changes in tax effects of undistributed profit of overseas subsidiaries	7,469	2,388	5,951
Effect of changes in applicable tax rates and tax law (5)	1,800	(94,969)	(5,073)
Tax contingencies (6)	(9,530)	17,124	(13,164)
Non-deductible impairment of goodwill	—	5,529	—
Changes in fair value of contingent consideration	(1,955)	(1,201)	746
Effect of prior year items	(648)	(3,520)	(10,689)
Entity reorganizations/Divestments (7)	—	58,815	36,117
Other	724	(7,060)	2,030
Income tax benefits reported for the year	¥(7,468)	¥(105,044)	¥(9,936)
(1) Amounts for the years ended March 31, 2019, 2020 and 2021 include the impact from intra territory eliminations, the pre-tax effect of which has been eliminated in arriving at Takeda’s consolidated income from continuing operations before income taxes.
Amount for the year ended March 31, 2019 also includes non-deductible transaction costs related to the Shire acquisition and amount for the year ended March 31, 2021 also includes non-deductible interest due to Japanese earnings stripping rules.
(2) Amounts for the years ended March 31, 2019, 2020 and 2021 primarily driven by capital tax losses related to restructuring of subsidiaries. Both amounts for the years ended March 31, 2020 and 2021 also include deferred tax benefits from the reversal of write down of carried forward net operating losses and Swiss tax basis step-up.
(3) Amount for the year ended March 31, 2020 includes (10,389) million JPY impact from enhanced credit claims related to prior fiscal years.
(4) Amounts for the years ended March 31, 2019, 2020 and 2021 include unitary and minimum taxes on overseas subsidiaries.
(5) Amount for the year ended March 31, 2020 primarily relates to the deferred tax benefit from Swiss Tax Reform enactment.
(6) Tax benefit amounts for the years ended March 31, 2019 and 2021 primarily relate to the tax benefits driven by favorable audit settlements.
(7) 58,815 million JPY impact for the year ended March 31, 2020 primarily relates to deferred tax expenses arising from the change in tax jurisdictions as a result of re-alignment of intangible assets with business operations and tax costs incurred in legal entity reorganizations. 36,117 million JPY impact for the year ended March 31, 2021 primarily relates to tax accounting impact of basis difference between accounting which reflects goodwill and tax basis of divested assets.

Deferred taxes
Deferred tax assets and liabilities reported in the consolidated statements of financial position are as follows:

	JPY (millions) As of March 31
	2020	2021
Deferred tax assets	¥308,102	¥353,769
Deferred tax liabilities	(710,147)	(542,852)
Net deferred tax liabilities	¥(402,045)	¥(189,083)
The major items and changes in deferred tax assets and liabilities are as follows:

	JPY (millions)
	As of April 1, 2019	Recognized in profit or (loss)	Recognized in other comprehensive income	Other(1)	As of March 31, 2020
Research and development expenses	¥29,856	¥1,403	¥—	¥1,916	¥33,175
Inventories	18,187	31,156	—	(6,786)	42,557
Property, plant and equipment	(90,326)	12,857	—	(5,058)	(82,527)
Intangible assets	(812,445)	234,184	—	(121,589)	(699,850)
Financial assets measured at FVTOCI	(29,282)	(1,754)	3,210	8,409	(19,417)
Accrued expenses and provisions	99,456	29,056	—	7,408	135,920
Defined benefit plans	16,448	1,679	749	4,208	23,084
Deferred income	17,483	(2,862)	—	92	14,713
Unused tax losses	123,698	(8,892)	—	10,085	124,891
Tax credits	73,678	10,413	—	(1,967)	82,124
Investments in subsidiaries and associates	(73,535)	8,979	—	1,697	(62,859)
Other	(5,683)	27,681	11,694	(27,548)	6,144
Total	¥(632,465)	¥343,900	¥15,653	¥(129,133)	¥(402,045)

	JPY (millions)
	As of April 1, 2020	Recognized in profit or (loss)	Recognized in other comprehensive income	Other(1)	As of March 31, 2021
Research and development expenses	¥33,175	¥1,837	¥—	¥449	¥35,461
Inventories	42,557	35,228	—	12,944	90,729
Property, plant and equipment	(82,527)	5,612	—	(3,429)	(80,344)
Intangible assets	(699,850)	113,219	—	24,681	(561,950)
Financial assets measured at FVTOCI	(19,417)	506	(17,498)	12,643	(23,766)
Accrued expenses and provisions	135,920	8,822	—	(5,503)	139,239
Defined benefit plans	23,084	(6,322)	2,719	(211)	19,270
Deferred income	14,713	6,191	—	66	20,970
Unused tax losses	124,891	2,690	25,066	(1,696)	150,951
Tax credits	82,124	(18,504)	—	(1,231)	62,389
Investments in subsidiaries and associates	(62,859)	(6,027)	—	(265)	(69,151)
Other	6,144	(1,364)	24,004	(1,665)	27,119
Total	¥(402,045)	¥141,888	¥34,291	¥36,783	¥(189,083)
(1) Other consists primarily of foreign currency translation differences, reclassification of deferred tax assets and liabilities classified as held for sale and the tax impact of items charged directly to equity. The aggregate amount of deferred tax related to items charged directly to equity for the years ended March 31, 2020 and March 31, 2021 was nil and (730) million JPY, respectively.
The unused tax losses, deductible temporary differences, and unused tax credits for which deferred tax assets were not recognized are as follows:

	JPY (millions) As of March 31
	2020	2021
Unused tax losses	¥1,580,235	¥1,533,050
Deductible temporary differences	333,336	241,203
Unused tax credits	9,278	9,660
The unused tax losses and unused tax credits for which deferred tax assets were not recognized will expire as follows:

	JPY (millions) As of March 31
Unused tax losses	2020	2021
1st year	¥—	¥23
2nd year	—	18
3rd year	40	19,136
4th year	23,454	482
5th year	753	387,574
After 5th year	1,522,251	1,066,134
Indefinite	33,737	59,683
Total	¥1,580,235	¥1,533,050

	JPY (millions) As of March 31
Unused tax credits	2020	2021
Less than 5 years	¥2,606	¥1,370
5 years or more	6,394	8,290
Indefinite	278	—
Total	¥9,278	¥9,660